Revenue from Contracts with Customers (Tables)	3 Months Ended
Mar. 31, 2023
Disaggregation of Revenue [Abstract]
Summary of disaggregation of revenue
The following table represents our disaggregation of revenue between mobile and web platforms (in thousands):

	Three months ended March 31,
	2023	2022
Mobile	$63,330	$64,130
Web	14,266	21,356

Total	$77,596	$85,486

The following table presents our revenue disaggregated based on the geographical location of our players (in thousands):

	Three months ended March 31,
	2023	2022
U.S. (1)	$68,203	$73,688
International	9,393	11,798

Total	$77,596	$85,486

(1)	Geographic location is presented as being derived from the U.S. when data is not available

Summary of contract assets and contract liabilities
The following table summarized our opening and closing balances in contract assets and contract liabilities (in thousands):

	As of March 31,	As of December 31,
	2023	2022
Contract assets (1)	$665	$728
Contract liabilities	2,218	2,426

(1)	Contract assets are included within prepaid expenses and other assets in our consolidated balance sheet